SUBSEQUENT EVENTS	1 Months Ended
Nov. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred up to December 23, 2021, the date the audited financial statements were available to be issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.